BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 2,033,179	$ 492,729
Accounts receivable trade, net	148,385
Inventories	42,143
Note receivable other	100,000	100,000
Due from others, related party	119,809
Prepaid and other current assets	26,294	27,299
Total current assets	2,469,810	620,028
Disposal group held for sale of discontinued operations		1,481,071
Oil and gas properties at cost, full-cost method of accounting
Unproved	797,867	150,001
Proved	4,338,489
Other	25,554	11,576
Total property and equipment	5,161,910	161,577
Less accumulated depreciation and amortization	(37,094)	(449)
Net property and equipment	5,124,816	161,128
Long-term assets
Other long-term assets	61,289	55,081
Total long-term assets	61,289	55,081
Total assets	7,655,915	2,317,308
Current liabilities
Current maturities of convertible notes	1,535,000
Current maturities of notes	29,358	7,003
Accounts payable trade	194,668	4,427
Due on acquisition of oil and gas properties	1,742,143
Accrued and deposits payable	247,490	22,680
Accrued liabilities and notes payable, related party	817,585	15,000
Total current liabilities	4,566,244	49,110
Long-term liabilities
Asset retirement obligations	281,962
Total long-term liabilities	281,962
Disposal group held for sale payables of discontinued operations		7,745
Total liabilities	4,848,206	56,855
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred shares, no par value, 25,000,000 shares authorized; no shares issued and outstanding
Common shares, $0.001 par value, 100,000,000 shares authorized; 11,503,477 and 10,799,339 shares issued and outstanding at September 30, 2013 and December 31, 2012, respectively	11,503	10,799
Additional paid in capital	4,896,040	3,230,941
Accumulated deficit	(2,099,834)	(981,287)
Total stockholders' equity	2,807,709	2,260,453
Total liabilities and stockholders' equity	$ 7,655,915	$ 2,317,308